SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2020
Disclosure of significant accounting policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:	SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies have been applied consistently in the financial statements for all periods presented unless otherwise stated.

a.
Basis of presentation of financial statements:

These financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB").

b.	Basis of preparation of the interim consolidated financial statements:

The interim condensed consolidated financial statements for the three months ended June 30, 2020 have been prepared in accordance with IAS 34 "Interim Financial Reporting".

The interim condensed consolidated financial statements do not include all the information and disclosures required in the annual financial statements, and should be read in conjunction with the Company's annual financial statements as of December 31, 2019 that were included in the Annual Report on Form 20-F filed on February 25, 2020.

The accounting policies adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the Company’s annual consolidated financial statements for the year ended December 31, 2019 that were included in the Annual Report on Form 20-F filed on February 25, 2020, except than the change discussed below.

c.	Reclassification:

Certain amounts previously reported in the consolidated financial statements have been reclassified to conform to current year presentation. Such reclassifications did not affect net loss, shareholders’ equity or cash flows.